Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Retirement Benefits [Abstract]
Guaranteed interest rate percentage of individual retirement assets for employer funding to plan	1.00%	1.00%	1.25%
Fixed conversion rate percentage on old age pensions of retirement asset for employer funding to plan	6.80%
Accumulated other comprehensive loss	$ 545	$ 47